Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive (loss)/income [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Non-controlling Interests [Member]
Balance at May. 31, 2020		$ 2,869,811	$ 1,588	$ 456,088	$ (3)	$ (90,867)	$ 380,078	$ 1,986,411	$ 2,733,295	$ 136,516
Balance, shares at May. 31, 2020			1,585,400,800
Issuance of treasury stock and common shares for nonvested equity shares ("NES")			$ 3	(6)	3
Issuance of treasury stock and common shares for nonvested equity shares ("NES"), Shares			5,706,350
Vested NES			$ 1	(1)
Vested NES (Shares)			1,110,000
HK initial public offering, net of issuance cost		1,482,768	$ 98	1,482,670					1,482,768
HK initial public offering, net of issuance cost (Shares)			97,865,000
Share-based compensation expenses		68,880		29,353					29,353	39,527
Exercise of share options in East Buy Holding Limited ("East Buy")		1,929								1,929
Transfer to statutory reserves							67,426	(67,426)
Net income/ (loss)		230,021						334,414	334,414	(104,393)
Foreign currency translation adjustment		327,236				325,288			325,288	1,948
Unrealized gain/(loss) on available-for-sale investments, net of tax effect		27,318				27,318			27,318
Purchase of non-controlling interests		(19,659)		(19,092)		59			(19,033)	(626)
Shares issuance of East Buy		29,872		(128)					(128)	30,000
Balance at May. 31, 2021		5,018,176	$ 1,690	1,948,884	$ 0	261,798	447,504	2,253,399	4,913,275	104,901
Balance, shares at May. 31, 2021			1,690,082,150		0
Vested NES			$ 7	(7)
Vested NES (Shares)			6,884,033
Share-based compensation expenses		132,968		118,487					118,487	14,481
Exercise of share options in East Buy Holding Limited ("East Buy")		175								175
Transfer to statutory reserves							316	(316)
Net income/ (loss)		(1,220,276)						(1,187,721)	(1,187,721)	(32,555)
Foreign currency translation adjustment		(118,872)				(119,888)			(119,888)	1,016
Unrealized gain/(loss) on available-for-sale investments, net of tax effect		(12,896)				(12,896)			(12,896)
Loss on sales of restricted shares		(5,751)		(5,751)					(5,751)
Balance at May. 31, 2022		$ 3,793,524	$ 1,697	2,061,613	$ 0	129,014	447,820	1,065,362	3,705,506	88,018
Balance, shares at May. 31, 2022		1,696,966,183	1,696,966,183
Shares repurchase		$ (191,628)		(191,569)	$ (59)				(191,628)
Shares repurchase, shares	[1]		(59,463,140)		59,463,140
Vested NES			$ 6	(6)
Vested NES (Shares)			5,659,610
Share-based compensation expenses		89,788		69,547					69,547	20,241
Transfer to statutory reserves							16,842	(16,842)
Net income/ (loss)		235,363						177,341	177,341	58,022
Foreign currency translation adjustment		(155,517)				(154,139)			(154,139)	(1,378)
Unrealized gain/(loss) on available-for-sale investments, net of tax effect		(2,279)				(2,279)			(2,279)
Non-controlling interests recognized through business acquisitions (Note 3)		32,659								32,659
Exercise of share options in East Buy		12,878								12,878
Balance at May. 31, 2023		$ 3,814,788	$ 1,703	$ 1,939,585	$ (59)	$ (27,404)	$ 464,662	$ 1,225,861	$ 3,604,348	$ 210,440
Balance, shares at May. 31, 2023		1,643,162,653	1,643,162,653		59,463,140

[1]	On July 26, 2022, the Company’s board of directors authorized the repurchase of up to US$400 million of the Company’s common shares during the period from July 28, 2022 through May 31, 2023. During the year ended May 31, 2023, the Company repurchased 5,946,314 ADS on the open market for total consideration of US$191,628. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.